Share-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	6 Months Ended
	Jun. 23, 2026 shares	Jun. 17, 2026 shares	Jan. 01, 2026 shares	Jan. 01, 2025 shares	Feb. 28, 2026 ofGrantees shares	Aug. 27, 2026 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jan. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)									54,777,338
Automatic annual increase of the number of ordinary shares available for issuance , Percentage				5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		106,000,000	28,374,850	27,731,110
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized, Registered	162,105,960
Share-Based Payment Arrangement, BOD Resignation, Number of Grantees Affected | ofGrantees					2
Share-Based Payment Arrangement, Expense | $							$ 967	$ 1,037
Share-based payment arrangement, nonvested award, cost not yet recognized, amount | $							$ 2,315
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition							1 year 3 months 29 days
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period							2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period							3 years
American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		10,600,000
Restricted Stock | American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Shar eBased Payment Award Equity Instruments Other Than Options Cancelled In Period					75,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period					130,118		363,025	1,569,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							0	2,501,632
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares							$ 0	$ 1.01
Restricted Stock | American Depositary Shares | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period						14,008,454
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares						$ 0.38